EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY

NOTE 21 – EQUITY

(a)Capital Stock

As of December 31, 2022 and 2021, the total capital stock of Telecom Argentina amounted to $2,153,688,011 Argentine pesos, represented by the same number of common book-entry shares with nominal value of $1 peso, as detailed below:

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011

As of the date of these consolidated financial statements, all the shares of Telecom Argentina are authorized by the CNV for public offering.

Class B Shares are listed and traded on the leading companies’ panel of the BYMA and the American Depositary Shares (ADS) representing five Class “B” shares of the Company are traded on the NYSE under the symbol TEO.

(b)Provisions of the Telecom Ordinary and Extraordinary Shareholders’ meeting

The Ordinary and Extraordinary Shareholders’ meeting of Telecom held on April 27, 2022 decided, among other issues, the following:

(a)	to approve the Annual Report and the financial statements of Telecom as of December 31, 2021;
(b)	to approve the Board of Directors’ proposal expressed in current currency of March 31, 2022 using the National Consumer Price Index (National CPI), as provided by CNV Resolution No. 777/18, in respect to the unallocated retained earnings as of December 31, 2021 of $10,056,956,479 Argentine pesos ($16,878 in current currency as of December 31, 2022): (i) to allocate $502,847,824 Argentine pesos ($796 in current currency as of December 31, 2022) to “Legal Reserve”, (ii) to allocate $9,554,108,655 Argentine pesos ($16,082 in current currency as of December 31, 2022) to the “Facultative Reserve to maintain the capital investments level and the current level of solvency”, and (iii) the reclassification of $18,817,248,927 Argentine pesos ($29,779 in current currency as of December 31, 2022) from the “Facultative Reserve to maintain the capital investments level and the current level of solvency” to the “Contributed Surplus”;
(c)	approved to delegate to the Board of Directors the power to cancel before June 30, 2022 the “Facultative Reserve to maintain the capital investments level and the current level of solvency” in an amount such that it allows distributing a combination of Global Bonds 2030 and Global Bonds 2035 as non-cash assets dividends for a market value at the date of determination of its value of up to $41,000. For further information on the distribution of dividends see Note 4.b “Cash and non-cash assets dividends from the Company and its subsidiaries - Non-cash dividends”.

(c)Share Ownership Plan

In 1992, a Decree from the Argentine government, which provided for the creation of the Company upon the privatization of ENTel, established that 10% of the capital stock then represented by 98,438,098 Class “C” shares were to be included in the PPP (an employee share ownership program sponsored by the Argentine government). Pursuant to the PPP, the Class “C” shares were held by a trustee for the benefit of former employees of the state-owned company who remained employed by the Company and who elected to participate in the plan. In 1999, Decree No. 1,623/99 of the Argentine government eliminated the restrictions on some of the Class “C” shares held by the PPP, although it excluded Class “C” shares of the Fund of Guarantee and Repurchase subject to an injunction against their use. In March 2000, the shareholders’ meeting of the Company approved the conversion of up to unrestricted 52,505,360 Class “C” shares into Class “B” shares (these shares didn’t belong to the Fund of Guarantee and Repurchase), most of which was sold in a secondary public offering in May 2000.

As required by the executive committee of PPP, the Annual Shareholders Meetings held on April 27, 2006, approved that the power for the additional conversion of up to 41,339,464 Class “C” ordinary shares into the same amount of Class “B” ordinary shares, be delegated to the Board of Directors. That delegation does not include 4,593,274 Class “C” shares of the Fund of Guarantee and Repurchase, that were affected by an injunction measure recorded in file “Garcías de Vicchi, Amerinda y otros c/ Sindicación de Accionistas Clase C del Programa de Propiedad Participada s/nulidad de acto jurídico (“Garcias de Vicchi”)”, with respect to which the Annual Shareholders Meetings considered that there were legal impediments to approve that delegation of faculties for their conversion to Class “B”. As of December 31, 2011, the 41,339,464 Class “C” shares had been converted to Class “B” in eleven tranches.

With the injunction measure issued in the case Garcías de Vicchi having been revoked, the Board of Directors of the Company convened the Ordinary and Extraordinary General Meeting and the Special Meeting of Class “C” shares, that were held on December 15, 2011, and approved the power for the additional conversion of up to 4,593,274 Class “C” shares into the same amount of Class “B” shares in one or more tranches, be delegated to the Board of Directors. As of December 31, 2021, 4,486,540 Class “C” shares were converted into Class “B” shares in 13 tranches.

As of the date of these consolidated financial statements, 106,734 Class “C” shares are still pending to be converted into Class “B” shares.